Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	873,807,247.21	44,246
Yield Supplement Overcollateralization Amount 02/28/23	109,372,475.88	0
Receivables Balance 02/28/23	983,179,723.09	44,246
Principal Payments	37,151,384.92	1,575
Defaulted Receivables	942,602.20	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	103,900,591.53	0
Pool Balance at 03/31/23	841,185,144.44	42,641

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.71%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,512,140.56	268
Past Due 61-90 days	1,771,012.18	67
Past Due 91-120 days	224,459.01	13
Past Due 121+ days	0.00	0
Total	7,507,611.75	348

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	564,992.75
Aggregate Net Losses/(Gains) - March 2023	377,609.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.46%
Prior Net Losses/(Gains) Ratio	0.34%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	7,570,666.30
Actual Overcollateralization	7,570,666.30
Weighted Average Contract Rate	4.99%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	57.02

Flow of Funds	$ Amount
Collections	41,761,582.36
Investment Earnings on Cash Accounts	24,246.23
Servicing Fee	(819,316.44)
Transfer to Collection Account	-
Available Funds	40,966,512.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,821,738.20
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	9,397,837.55
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,570,666.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,816,270.10

Total Distributions of Available Funds	40,966,512.15

Servicing Fee	819,316.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	865,942,981.99
Principal Paid	32,328,503.85
Note Balance @ 04/17/23	833,614,478.14

Class A-1
Note Balance @ 03/15/23	56,632,981.99
Principal Paid	32,328,503.85
Note Balance @ 04/17/23	24,304,478.14
Note Factor @ 04/17/23	11.4654581%

Class A-2a
Note Balance @ 03/15/23	231,840,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	231,840,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-2b
Note Balance @ 03/15/23	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	125,000,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-3
Note Balance @ 03/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	306,860,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-4
Note Balance @ 03/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	99,620,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	30,630,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	15,360,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,821,738.20
Total Principal Paid	32,328,503.85
Total Paid	36,150,242.05

Class A-1
Coupon	4.42600%
Interest Paid	229,769.45
Principal Paid	32,328,503.85
Total Paid to A-1 Holders	32,558,273.30

Class A-2a
Coupon	5.51000%
Interest Paid	1,064,532.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,064,532.00

Class A-2b
One-Month SOFR	4.55804%
Coupon	5.40804%
Interest Paid	619,671.25
Principal Paid	0.00
Total Paid to A-2b Holders	619,671.25

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.7420695
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.6545779
Total Distribution Amount	35.3966474

A-1 Interest Distribution Amount	1.0839204
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	152.5073302
Total A-1 Distribution Amount	153.5912506

A-2a Interest Distribution Amount	4.5916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5916667

A-2b Interest Distribution Amount	4.9573700
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.9573700

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	290.70
Noteholders' Third Priority Principal Distributable Amount	475.12
Noteholders' Principal Distributable Amount	234.18

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	5,106,453.81
Investment Earnings	19,762.56
Investment Earnings Paid	(19,762.56)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,314,076.88	$3,796,514.24	$2,513,391.11
Number of Extensions	134	131	107
Ratio of extensions to Beginning of Period Receivables Balance	0.44%	0.37%	0.24%